Document And Entity Information	May 07, 2025
Document Information [Line Items]
Entity, Registrant Name	AQUA METALS, INC.
Document, Type	8-K
Document, Period End Date	May 07, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37515
Entity, Tax Identification Number	47-1169572
Entity, Address, Address Line One	5370 Kietzke Lane, Suite 201
Entity, Address, City or Town	Reno
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	446-4418
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AQMS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001621832